UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2007

Check here if Amendment [ X ]; Amendment Number:  _1__
  This Amendment (Check only one.):[  ] is a restatement.
                                   [ X ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      AXA
Address:   25, avenue Matignon
           75008 Paris France

13F File Number:  28-3570

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Alvin H. Fenichel
Title:  Attorney-in-Fact
Phone:  (212) 314-4094

Signature, Place, and Date of Signing:


 /s/ Alvin H. Fenichel        New York, NY                  March 11, 2008
--------------------------    --------------------         --------------------
 [Signature]                   [City, State]                [Date]

(Please direct all questions to Dean Dubovy,     (212) 314-5528

Report Type (Check only one.):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[X] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                             FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                     9

Form 13F Information Table Entry Total:            7,842

Form 13F Information Table Value Total:     $334,474,302 (Thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


 01  ALLIANCEBERNSTEIN L.P. (28-10562)
 02  AXA ASSURANCES I.A.R.D. MUTUELLE (28-3636) and AXA ASSURANCES VIE
         MUTUELLE (28-3638)(collectively, the "Mutuelles AXA"), as a group 03 AXA FINANCIAL, INC. (28-3344)
 04  AXA ROSENBERG INVESTMENT MANAGEMENT LLC  (28-1734)
 05  AXA EQUITABLE LIFE INSURANCE COMPANY (formerly known as The Equitable
          Life Assurance Society of the United States) (28-42)
 09  MONY LIFE INSURANCE COMPANY
 10  WINTERTHUR SWISS INSURANCE CO (28-11359)and WINTERTHUR LIFE (28-11360)


On December 2, 2005, Boston Advisors, Inc. (13F File No. 28-7196), Advest, Inc. (13F File No. 28-4159), and Independent Portfolio Consultants (13F File No. 28-11449) were sold to Merrill Lynch. Information on 13F securities held by these companies appears in AXA's Forms 13F-HR for the periods ending from September 30, 2004 through and including September 30, 2005.




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
FORM 13F INFORMATION TABLE
            ITEM 1             ITEM 2  ITEM 3    ITEM 4    ITEM 5         ITEM 6         ITEM 7                  ITEM 8

                               TITLE              FAIR   SHARES OR INVESTMENT DISCRETION                VOTING AUTHORITY (SHARES)
                                 OF    CUSIP     MARKET  PRINCIPAL   (A)    (B)    (C)                  (A)        (B)       (C)
        Name of Issuer         CLASS   NUMBER     VALUE    AMOUNT   SOLE DEFINED OTHER     Managers     SOLE      SHARED     NONE
ISHARES COMEX Gold Trust        MSC  464285105    5094.79     61800          X            05 02 03      61800         0         0
ISHARES INC MSCI AUSTRALIA      MSC  464286103    1051.35     36480          X            05 02 03      36480         0         0
ISHARES INC                     MSC  464286509    1452.47     45220          X            05 02 03      45220         0         0
ISHARES MSCI Pac ex-Japan Indx  MSC  464286665   11543.23     74820          X            05 02 03      74820         0         0
ISHARES                         MSC  464286673    1579.51    114540          X            05 02 03     114540         0         0
ISHARES MSCI U.K. Index Fnd     MSC  464286699     259.34     10770          X            05 02 03      10770         0         0
ISHARES MSCI France Index Fund  MSC  464286707     201.18      5290          X            05 02 03       5290         0         0
ISHARES MSCI Spain Index Fund   MSC  464286764     150.21      2360          X            05 02 03       2360         0         0
ISHARES MSCI Germany Index Fund MSC  464286806     296.28      8360          X            05 02 03       8360         0         0
ISHARES MSCI JAPAN INDEX FD     MSC  464286848   13577.20   1021610          X            05 02 03    1021610         0         0
ISHARES INC MSCI HONG KONG      MSC  464286871    1608.13     73330          X            05 02 03      73330         0         0
ISHARES S&P 100 Index Fund      S&P  464287101    2266.06     33057          X            05 02 03      33057         0         0
ISHARES Mrningstar Lrg Gr Index MSC  464287119   37949.45    530910          X            05 02 03     530910         0         0
ISHARES Mrningstar Lrg Core Idx MSC  464287127    4169.92     51826          X            05 02 03      51826         0         0
ISHARES NYSE 100 Index Fund     MSC  464287135    1655.54     21792          X            05 02 03      21792         0         0
ISHARES FTSE/Xinhua Chna 25 Idx MSC  464287184     937.48      5500          X            05 02 03       5500         0         0
ISHARES S&P 500 Index Fund      S&P  464287200    8569.62     58400          X            05 02 03      58400         0         0
ISHARES MDCI EMR                MSC  464287234    7248.97     48230          X            05 02 03      48230         0         0
ISHARES S&P 500 Growth Index Fu S&P  464287309   18254.68    261416          X            05 02 03     261416         0         0
ISHARES S&P Glbl Engy Sctr Idx  S&P  464287341    3614.47     25420          X            05 02 03      25420         0         0
ISHARES S&P GSSI Natl Res Idx F S&P  464287374   12594.09     93720          X            05 02 03      93720         0         0
ISHARES S&P Latin Am. 40 Idx Fn S&P  464287390    2842.55     11420          X            05 02 03      11420         0         0
ISHARES S&P 500 Value Index Fun S&P  464287408     710.83      9298          X            05 02 03       9298         0         0
ISHARES MSCI EAFE INDEX FUND    MSC  464287465   50893.12    648320          X            05 02 03     648320         0         0
ISHARES Russell Mdcp Val Idx Fu RUS  464287473   86199.65    611085          X            05 02 03     611085         0         0
ISHARES RUSSELL MIDCAP GRWTH    RUS  464287481    4363.56     38297          X            05 02 03      38297         0         0
ISHARES Russell Midcap Index Fu RUS  464287499   10685.23    103199          X            05 02 03     103199         0         0
ISHARES S&P MidCap 400 Index Fu S&P  464287507    7479.39     88055          X            05 02 03      88055         0         0
ISHARES Chn&Steers Rlty Mjrs Id MSC  464287564    2828.95     35710          X            05 02 03      35710         0         0
ISHARES TR RUSSL 1000 VALU      RUS  464287598     729.15      9086          X            05 02 03       9086         0         0
ISHARES S&P MidCap 400 Grth Idx S&P  464287606    2455.76     27454          X            05 02 03      27454         0         0
ISHARES RUSSELL 1000 GROWTH     RUS  464287614   42001.23    691037          X            05 02 03     691037         0         0
ISHARES RUSSELL 1000 INDEX      RUS  464287622   5113.988     64069          X            05 02 03      64069         0         0
ISHARES S&PMidCp 400/BARRA Fd   S&P  464287705   26252.34    330052          X            05 02 03     330052         0         0
ISHARES S&P Europe 350 Index Fu S&P  464287861   65601.43    573740          X            05 02 03     573740         0         0
ISHARES Mrningstar Lrg Val Idx  MSC  464288109     655.93      8127          X            05 02 03       8127         0         0
ISHARES Morningstr Mid Core Idx MSC  464288208    8731.18    105666          X            05 02 03     105666         0         0
ISHARES Morningstar Mid Grth Id MSC  464288307    4222.80     42190          X            05 02 03      42190         0         0
ISHARES Morningstar Mid Val Idx MSC  464288406   20651.69    262477          X            05 02 03     262477         0         0
ISHARES MSCI EAFE Value Index F MSC  464288877   11003.31    152930          X            05 02 03     152930         0         0
ISHARES TR MSCI GRW IDX         MSC  464288885   19694.05    253430          X            05 02 03     253430         0         0
ISHARES Silver Trust            MSC  46428Q109    1337.43      9100          X            05 02 03       9100         0         0

GRAND TOTAL                                     508527.51


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